INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventories consisted of the following for the three months ended March 31:

	2020	2019
CBD Energy Water	$234,864	$14,193
Hemp Energy Drink	411,030	182,797
Storm CBD Water	35,767	-
Merchandise and Apparel	12,977	6,686
Unfilled Cans	22,371	-
Other Inventory	66,521	-
Total Inventory	$783,530	$203,676

Inventories consisted of the following at December 31:

	2019	2018
CBD Energy Water	$107,719	$2,359
Hemp Energy Drink	393,021	63,974
Storm CBD Water	41,760	-
Merchandise and Apparel	26,304	1,184
Unfilled Cans	86,459	-
Other Inventory	31,659	-
Total Inventory	$686,922	$67,517